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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
 This Amendment (Check only one):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
         ----------------------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------

Form 13F File Number:   28-01221
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
         --------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


   /s/    Paul Mittelman            New York, NY            05/10/06
       ---------------------      ----------------          --------
          [Signature]               [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             3
                                                     -----------

Form 13F Information Table Entry Total:                      108
                                                     -----------

Form 13F Information Table Value Total:                1,451,985
                                                     -----------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.       Form 13F File Number           Name

       1        28 - 10208                     Richmond Enterprises, Inc.
     -----           ---------------------     --------------------------


       2        28 - 10207                     New York Community Bank
     -----           ---------------------     -----------------------


       3        28 - 10200                     New York Community Bancorp, Inc.
     -----           ---------------------     --------------------------------

                           PETER B. CANNELL & CO. INC.
                                   13 F REPORT
                              AS OF MARCH 31, 2006

                                                                                             Voting Authority
                                                                                             ------------------
                                                     Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer            Title of class  CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole      Shared    None
-----------------------   --------------  ---------  --------  --------  ---  ----  -------  --------   -------   --------  ------
ABBOTT LABORATORIES       COM             002824100      920      21666  SH         Defined     1,2,3      21666
AFLAC CORPORATION         COM             001055102     6257     138646  SH         Defined     1,2,3     138646
AGILENT TECHNOLOGIES      COM             00846U101     2240      59650  SH         Defined     1,2,3      59650
ALEXANDER & BALDWIN
  INC                     COM             014482103    21394     448700  SH         Defined     1,2,3     448700
ALLERGAN INC              COM             018490102     2089      19250  SH         Defined     1,2,3      19250
AMB PROPERTY CORP         COM             00163T109     4527      83425  SH         Defined     1,2,3      83425
AMERICAN FINANCIAL
  RLTY TR                 COM             02607P305      211      18150  SH         Defined     1,2,3      18150
AMERICAN INTL GROUP
  INC COM                 COM             026874107     4444      67247  SH         Defined     1,2,3      67247
AMGEN INC                 COM             031162100     1895      26050  SH         Defined     1,2,3      26050
ANALOG DEVICES            COM             032654105    14902     389189  SH         Defined     1,2,3     389189
APACHE CORPORATION        COM             037411105     4422      67500  SH         Defined     1,2,3      67500
APPLERA CORP-APPLIED
  BIOSYSTEM               COM AP BIO GRP  038020103     1570      57850  SH         Defined     1,2,3      57850
AUTOMATIC DATA
  PROCESSING              COM             053015103      251       5500  SH         Defined     1,2,3       5500
BAXTER INTERNATIONAL
  INC                     COM             071813109     4400     113379  SH         Defined     1,2,3     113379
BILL BARRETT CORP         COM             06846N104    14018     430125  SH         Defined     1,2,3     430125
BP AMOCO P L C
  SPONSORED ADR           COM             055622104      223       3230  SH         Defined     1,2,3       3230
BROOKFIELD ASSET MGMT
  INC                     CLA LTD VT SH   112585104    62648    1137810  SH         Defined     1,2,3    1137810
BROOKFIELD HOMES          COM             112723101    53609    1033735  SH         Defined     1,2,3    1033735
CAPITAL LEASE FUNDING
  INC                     COM             140288101     2991     269700  SH         Defined     1,2,3     269700
CAPITOL FEDERAL FNL       COM             14057c106     3923     121450  SH         Defined     1,2,3     121450
CASCADE NATL GAS CORP     COM             147339105     1073      54475  SH         Defined     1,2,3      54475
CELGENE CORP              COM             151020104    69229    1565564  SH         Defined     1,2,3    1565564
CHARTER FINANCIAL CORP    COM             16122M100    13159     345750  SH         Defined     1,2,3     345750
CHEESECAKE FACTORY INC    COM             163072101    39712    1060405  SH         Defined     1,2,3    1060405
CHEVRON CORP              COM             166764100      790      13628  SH         Defined     1,2,3      13628
CHUBB CORP                COM             171232101      229       2400  SH         Defined     1,2,3       2400
CIMAREX ENERGY            COM             171798101    58376    1349420  SH         Defined     1,2,3    1349420
CISCO SYS INC COM         COM             17275r102     4399     202990  SH         Defined     1,2,3     202990
COLGATE-PALMOLIVE CO      COM             194162103      644      11280  SH         Defined     1,2,3      11280
COMPASS MINERALS INTL
  INC                     COM             20451N101    17847     714155  SH         Defined     1,2,3     714155
COUNTRYWIDE FINANCIAL     COM             222372104    42890    1168665  SH         Defined     1,2,3    1168665
DEERE & CO                COM             244199105    33163     419525  SH         Defined     1,2,3     419525
DISNEY WALT CO.           COM DISNEY      254687106     3455     123896  SH         Defined     1,2,3     123896
DOLLAR THRIFTY AUTO
  GROUP INC               COM             256743105    29453     648750  SH         Defined     1,2,3     648750
DOMINION RESOURCES INC.   COM             25746u109      864      12511  SH         Defined     1,2,3      12511
DOVER CORPORATION         COM             260003108     7867     162000  SH         Defined     1,2,3     162000
DRESS BARN INC            COM             261570105    44459     927187  SH         Defined     1,2,3     927187
DUKE ENERGY CORP          COM             26441C105     1679      57600  SH         Defined     1,2,3      57600
ECHOSTAR COMMUNICATIONS   COM CLA         278762109     1953      65375  SH         Defined     1,2,3      65375
EV3 INC                   COM             26928A200    13505     762550  SH         Defined     1,2,3     762550
EXXON MOBIL CORP          COM             30231g102     2088      34308  SH         Defined     1,2,3      34308
FIRST DATA CORP           COM             319963104     4122      88036  SH         Defined     1,2,3      88036
GENERAL ELECTRIC
  COMPANY                 COM             369604103     1508      43350  SH         Defined     1,2,3      43350
GOVERNMENT PROPERTIES
  TRUST IN                COM             38374W107      310      32500  SH         Defined     1,2,3      32500
HARLEY DAVIDSON INC.      COM             412822108      311       6000  SH         Defined     1,2,3       6000
HOME DEPOT                COM             437076102     1533      36250  SH         Defined     1,2,3      36250
HUDSON CITY BANCORP INC   COM             443683107   102919    7744091  SH         Defined     1,2,3    7744091
IDACORP INC               COM             451107106     3533     108650  SH         Defined     1,2,3     108650
INTERNATIONAL BUSINESS
  MACHINE                 COM             459200101      206       2500  SH         Defined     1,2,3       2500
INTERNATIONAL RECTIFIER   COM             460254105     2125      51300  SH         Defined     1,2,3      51300
JAPAN SMALLER
  CAPITALIZATION F        COM             47109U104      298      18000  SH         Defined     1,2,3      18000
JOHNSON & JOHNSON CO      COM             478160104     2778      46908  SH         Defined     1,2,3      46908
KERR-MCGEE CORP           COM             492386107     1649      17273  SH         Defined     1,2,3      17273
KERZNER INTERNATIONAL
  LTD                     COM             P6065Y107     9895     127150  SH         Defined     1,2,3     127150
KINDER MORGAN INC         COM             49455P101    14776     160625  SH         Defined     1,2,3     160625
M&T BANK CORP.            COM             55261f104     2757      24158  SH         Defined     1,2,3      24158
MCCORMICK & CO INC        COM NON VTG     579780206     3555     105000  SH         Defined     1,2,3     105000
MENTOR CORP               COM             587188103    26302     580500  SH         Defined     1,2,3     580500
MERCK & CO INC            COM             589331107     1962      55700  SH         Defined     1,2,3      55700
MFA MORTGAGE              COM             55272X102     7504    1181800  SH         Defined     1,2,3    1181800
MICROSOFT CORP.           COM             594918104     3389     124533  SH         Defined     1,2,3     124533
MILLIPORE CORP            COM             601073109     1523      20850  SH         Defined     1,2,3      20850
NATIONAL FINANCIAL
  PARTNR                  COM             63607P208    53281     942698  SH         Defined     1,2,3     942698
NEWFIELD EXPLORATION
  CO                      COM             651290108    41773     996980  SH         Defined     1,2,3     996980
NORFOLK SOUTHERN CORP     COM             655844108    61695    1141015  SH         Defined     1,2,3    1141015
NORTHROP GRUMMAN CORP     COM             666807102     1870      27384  SH         Defined     1,2,3      27384
NORTHWEST NATURAL GAS     COM             667655104      323       9100  SH         Defined     1,2,3       9100
ORACLE CORP.              COM             68389X105      164      12000  SH         Defined     1,2,3      12000
PALL CORP.                COM             696429307     2110      67650  SH         Defined     1,2,3      67650
PATTERSON-UTI ENERGY
  INC                     COM             703481101     9745     304900  SH         Defined     1,2,3     304900
PEABODY ENERGY            COM             704549104    57464    1139932  SH         Defined     1,2,3    1139932
PEPSICO INC COM           COM             713448108      624      10795  SH         Defined     1,2,3      10795
PHELPS DODGE              COM             717265102    14818     184000  SH         Defined     1,2,3     184000
PLANTRONICS INC           COM             727493108     1816      51250  SH         Defined     1,2,3      51250
PMC COMMERCIAL TRUST      SH BEN INT      693434102     7605     557150  SH         Defined     1,2,3     557150
POTLATCH CORP             COM             737630103     7368     172000  SH         Defined     1,2,3     172000
PRINCIPAL FINL GROUP
  INC                     COM             74251V102      683      14000  SH         Defined     1,2,3      14000
PROCTER & GAMBLE CO       COM             742718109      699      12136  SH         Defined     1,2,3      12136
PROVIDENT NEW YORK
  BANCORP                 COM             744028101     6033     465150  SH         Defined     1,2,3     465150
PRUDENTIAL FINANCIAL
  INC                     COM             744320102      910      12000  SH         Defined     1,2,3      12000
RAYONIER INC              COM             754907103    63213    1386562  SH         Defined     1,2,3    1386562
REPUBLIC SERVICES INC     COM             760759100    48231    1134575  SH         Defined     1,2,3    1134575
RESMED INC                COM             761152107    14541     330625  SH         Defined     1,2,3     330625
ROCKWELL AUTOMATION
  INC                     COM             773903109     8092     112525  SH         Defined     1,2,3     112525
SAFECO CORP               COM             786429100     3661      72923  SH         Defined     1,2,3      72923
SCHERING PLOUGH CORP      COM             806605101     2985     157200  SH         Defined     1,2,3     157200
SCOTTS MIRACLE-GRO CO     COM CLA         810186106     7435     162475  SH         Defined     1,2,3     162475
SEALED AIR CORP           COM             81211k100      324       5600  SH         Defined     1,2,3       5600
SIGMA ALDRICH CORP.       COM             826552101      237       3600  SH         Defined     1,2,3       3600
SLM CORPORATION           COM             78442P106     3423      65911  SH         Defined     1,2,3      65911
SOUTHWESTERN ENERGY CO.   COM             845467109     1647      51150  SH         Defined     1,2,3      51150
STANLEY WORKS             COM             854616109     6307     124503  SH         Defined     1,2,3     124503
STARBUCKS CORP.           COM             855244109      226       6000  SH         Defined     1,2,3       6000
SYSCO CORP                COM             871829107     3686     115000  SH         Defined     1,2,3     115000
TELEFLEX INC              COM             879369106    68611     957848  SH         Defined     1,2,3     957848
TEVA PHARMACEUTCL INDS
  ADR                     COM             881624209      568      13792  SH         Defined     1,2,3      13792
THERMO ELECTRON CORP      COM             883556102    53348    1438348  SH         Defined     1,2,3    1438348
TIERONE CORP              COM             88650R108    31871     938763  SH         Defined     1,2,3     938763
UNILEVER N V              NY SHS NEW      904784709     1521      21973  SH         Defined     1,2,3      21973
VENTANA MEDICAL SYSTEMS   COM             92276h106      251       6000  SH         Defined     1,2,3       6000
WAL MART STORES INC       COM             931142103     1448      30650  SH         Defined     1,2,3      30650
WATTS WATER TECHNOLOGIES
  INC C                   COM CLA         942749102      861      23700  SH         Defined     1,2,3      23700
WEINGARTEN RLTY INVS      SH BEN INT      948741103      228       5600  SH         Defined     1,2,3       5600
WERNER ENTERPRISES INC    COM             950755108     6338     345000  SH         Defined     1,2,3     345000
WESTERN REFINING INC      COM             959319104     5405     250000  SH         Defined     1,2,3     250000
WESTFIELD FINANCIAL INC   COM             96008D101     5533     224000  SH         Defined     1,2,3     224000
XTO ENERGY INC            COM             98385X106    50212    1152439  SH         Defined     1,2,3    1152439
INTERNATIONAL RECTIFIER   Note 4.25%
                             7/15/07      460254ae5     6078    6250000  PRN        Defined     1,2,3    6250000
REPORT SUMMARY                    108 DATA RECORDS   1451985               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED